Credit Risk - Disclosure of Segments Exposure by Gross and Net Credit Exposure (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 202,609	£ 199,408
–Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	649	716
Collateral	215	280
Net carrying amount	434	436
–Stage 3 | SME and mid corporate | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	572	639
Collateral	141	209
Net carrying amount	431	430
–Stage 3 | Commercial Real Estate | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	77	77
Collateral	74	71
Net carrying amount	£ 3	£ 6